DISCONTINUED OPERATIONS (Detail)	12 Months Ended
Dec. 31, 2021
Beijing Step Ahead Education Technology Development Co., Ltd. [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Date of establishment Of Subsidiary	2-Jan-08
Place of establishment Of Subsidiary	PRC
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage	0.00%
Minority Interest Principal Activity	Educational consulting
Beijing Haidian District Step Ahead Training School [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Date of establishment Of Subsidiary	18-Sep-08
Place of establishment Of Subsidiary	PRC
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage	0.00%
Minority Interest Principal Activity	Language education
Beijing Shijingshan District Step Ahead Training School [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Date Involvement Began	14-Jul-09
Variable Interest Entity, Qualitative or Quantitative Information, Place Of Establishment	PRC
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage	0.00%
Variable Interest Entity, Qualitative or Quantitative Information, Activities of VIE	Language education
Beijing Changping District Step Ahead Training School [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Date Involvement Began	3-Jul-09
Variable Interest Entity, Qualitative or Quantitative Information, Place Of Establishment	PRC
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage	0.00%
Variable Interest Entity, Qualitative or Quantitative Information, Activities of VIE	Language education
Beijing Chaoyang District Step Ahead Training School [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Date Involvement Began	20-Jul-09
Variable Interest Entity, Qualitative or Quantitative Information, Place Of Establishment	PRC
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage	0.00%
Variable Interest Entity, Qualitative or Quantitative Information, Activities of VIE	Language education
Beijing Xicheng District RISE Immersion Subject English Training School [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Date Involvement Began	5-Feb-10
Variable Interest Entity, Qualitative or Quantitative Information, Place Of Establishment	PRC
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage	0.00%
Variable Interest Entity, Qualitative or Quantitative Information, Activities of VIE	Language education
Beijing Dongcheng District RISE Immersion Subject English Training School [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Date Involvement Began	30-Jul-10
Variable Interest Entity, Qualitative or Quantitative Information, Place Of Establishment	PRC
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage	0.00%
Variable Interest Entity, Qualitative or Quantitative Information, Activities of VIE	Language education
Beijing Tongzhou District RISE Immersion Subject English Training School [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Date Involvement Began	19-Apr-11
Variable Interest Entity, Qualitative or Quantitative Information, Place Of Establishment	PRC
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage	0.00%
Variable Interest Entity, Qualitative or Quantitative Information, Activities of VIE	Language education
Beijing Daxing District RISE Immersion Subject English Training School [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Date Involvement Began	31-Mar-13
Variable Interest Entity, Qualitative or Quantitative Information, Place Of Establishment	PRC
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage	0.00%
Variable Interest Entity, Qualitative or Quantitative Information, Activities of VIE	Language education
Beijing Fengtai District RISE Immersion Subject English Training School [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Date Involvement Began	28-Feb-12
Variable Interest Entity, Qualitative or Quantitative Information, Place Of Establishment	PRC
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage	0.00%
Variable Interest Entity, Qualitative or Quantitative Information, Activities of VIE	Language education
Beijing Rise Immersion Subject English Training School Co Ltd [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Date Involvement Began	26-Oct-18
Variable Interest Entity, Qualitative or Quantitative Information, Place Of Establishment	PRC
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage	0.00%
Variable Interest Entity, Qualitative or Quantitative Information, Activities of VIE	Language education
Beijing Step Ahead Rise Education Technology Co Ltd [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Date Involvement Began	11-Dec-19
Variable Interest Entity, Qualitative or Quantitative Information, Place Of Establishment	PRC
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage	0.00%
Variable Interest Entity, Qualitative or Quantitative Information, Activities of VIE	Language education
Beijing Huairou Ruida Education Training School [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Date Involvement Began	19-Jan-18
Variable Interest Entity, Qualitative or Quantitative Information, Place Of Establishment	PRC
Variable Interest Entity, Qualitative or Quantitative Information, Activities of VIE	Language education
Shanghai Boyu Investment Management Co., Ltd. [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Date Involvement Began	29-Jan-12
Variable Interest Entity, Qualitative or Quantitative Information, Place Of Establishment	PRC
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage	0.00%
Variable Interest Entity, Qualitative or Quantitative Information, Activities of VIE	Language education
Shanghai Riverdeep Education Information Consulting Co., Ltd. [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Date Involvement Began	8-Mar-10
Variable Interest Entity, Qualitative or Quantitative Information, Place Of Establishment	PRC
Variable Interest Entity, Qualitative or Quantitative Information, Activities of VIE	Educational consulting services
Shanghai Ruiaidisi English Training School Co., Ltd [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Date Involvement Began	5-Aug-19
Variable Interest Entity, Qualitative or Quantitative Information, Place Of Establishment	PRC
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage	0.00%
Variable Interest Entity, Qualitative or Quantitative Information, Activities of VIE	Language education
Kunshan Ruiaidisi Education Technology Co., Ltd [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Date Involvement Began	30-Jul-19
Variable Interest Entity, Qualitative or Quantitative Information, Place Of Establishment	PRC
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage	0.00%
Variable Interest Entity, Qualitative or Quantitative Information, Activities of VIE	Language education
Guangzhou Ruisi Education Technology Development Co., Ltd. [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Date Involvement Began	17-Aug-12
Variable Interest Entity, Qualitative or Quantitative Information, Place Of Establishment	PRC
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage	0.00%
Variable Interest Entity, Qualitative or Quantitative Information, Activities of VIE	Training services
Guangzhou Yuexiu District RISE Immersion Subject English Training School [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Date Involvement Began	29-Apr-14
Variable Interest Entity, Qualitative or Quantitative Information, Place Of Establishment	PRC
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage	0.00%
Variable Interest Entity, Qualitative or Quantitative Information, Activities of VIE	Language education
Guangzhou Haizhu District RISE Immersion Subject English Training School-Chigang [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Date Involvement Began	8-Dec-14
Variable Interest Entity, Qualitative or Quantitative Information, Place Of Establishment	PRC
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage	0.00%
Variable Interest Entity, Qualitative or Quantitative Information, Activities of VIE	Language education
Guangzhou Tianhe District RISE Immersion Subject English Training School [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Date Involvement Began	11-Jul-17
Variable Interest Entity, Qualitative or Quantitative Information, Place Of Establishment	PRC
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage	0.00%
Variable Interest Entity, Qualitative or Quantitative Information, Activities of VIE	Language education
Guangzhou Liwan District Rise Education Training Center Co., Ltd [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Date Involvement Began	25-Nov-19
Variable Interest Entity, Qualitative or Quantitative Information, Place Of Establishment	PRC
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage	0.00%
Variable Interest Entity, Qualitative or Quantitative Information, Activities of VIE	Language education
Guangzhou Tianhe District Ruisi Education Consulting Co.,Ltd [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Date Involvement Began	11-Jul-17
Variable Interest Entity, Qualitative or Quantitative Information, Place Of Establishment	PRC
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage	0.00%
Variable Interest Entity, Qualitative or Quantitative Information, Activities of VIE	Language education
Foshan Nanhai District Step Ahead Education Consulting Co Ltd [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Date Involvement Began	21-Jan-20
Variable Interest Entity, Qualitative or Quantitative Information, Place Of Establishment	PRC
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage	0.00%
Variable Interest Entity, Qualitative or Quantitative Information, Activities of VIE	Language education
Shenzhen Mei Ruisi Education Management Co., Ltd. [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Date Involvement Began	28-Feb-14
Variable Interest Entity, Qualitative or Quantitative Information, Place Of Establishment	PRC
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage	0.00%
Variable Interest Entity, Qualitative or Quantitative Information, Activities of VIE	Training services
Shenzhen Futian District Rise Training Center [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Date Involvement Began	8-Jan-15
Variable Interest Entity, Qualitative or Quantitative Information, Place Of Establishment	PRC
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage	0.00%
Variable Interest Entity, Qualitative or Quantitative Information, Activities of VIE	Language education
Shenzhen Nanshan District Rise Training Center [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Date Involvement Began	26-May-15
Variable Interest Entity, Qualitative or Quantitative Information, Place Of Establishment	PRC
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage	0.00%
Variable Interest Entity, Qualitative or Quantitative Information, Activities of VIE	Language education
Shenzhen Luohu District Rise Education Training Center [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Date Involvement Began	3-Aug-17
Variable Interest Entity, Qualitative or Quantitative Information, Place Of Establishment	PRC
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage	0.00%
Variable Interest Entity, Qualitative or Quantitative Information, Activities of VIE	Language education
Shenzhen Longhua District Minzhi Rise Training Center [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Date Involvement Began	27-May-20
Variable Interest Entity, Qualitative or Quantitative Information, Place Of Establishment	PRC
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage	0.00%
Variable Interest Entity, Qualitative or Quantitative Information, Activities of VIE	Language education
Wuxi Rise Foreign Language Training Co., Ltd. [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Date Involvement Began	5-Jun-13
Variable Interest Entity, Qualitative or Quantitative Information, Place Of Establishment	PRC
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage	0.00%
Variable Interest Entity, Qualitative or Quantitative Information, Activities of VIE	Training services
Wuxi Ruiying English Training Center Co., Ltd [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Date Involvement Began	10-Jun-19
Variable Interest Entity, Qualitative or Quantitative Information, Place Of Establishment	PRC
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage	0.00%
Variable Interest Entity, Qualitative or Quantitative Information, Activities of VIE	Language education
Ruisixing (Tianjin) Travel Services Co., Ltd [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Date Involvement Began	3-Jul-18
Variable Interest Entity, Qualitative or Quantitative Information, Place Of Establishment	PRC
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage	0.00%
Variable Interest Entity, Qualitative or Quantitative Information, Activities of VIE	Traveling services
Hebei Camphor Tree Information Technology Co., Ltd. [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Date Involvement Began	5-Nov-15
Variable Interest Entity, Qualitative or Quantitative Information, Place Of Establishment	PRC
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage	0.00%
Variable Interest Entity, Qualitative or Quantitative Information, Activities of VIE	Investment holding
Shijiazhuang Forest Rock Education Technology Co., Ltd. [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Date Involvement Began	28-Aug-18
Variable Interest Entity, Qualitative or Quantitative Information, Place Of Establishment	PRC
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage	0.00%
Variable Interest Entity, Qualitative or Quantitative Information, Activities of VIE	Investment holding
Shijiazhuang Xinhua District Oriental Red American Education Training School [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Date Involvement Began	14-Nov-19
Variable Interest Entity, Qualitative or Quantitative Information, Place Of Establishment	PRC
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage	0.00%
Variable Interest Entity, Qualitative or Quantitative Information, Activities of VIE	Language education
Shijiazhuang Xinhua District Zhuoshuo Training School Co., Ltd [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Date Involvement Began	13-Dec-19
Variable Interest Entity, Qualitative or Quantitative Information, Place Of Establishment	PRC
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage	0.00%
Variable Interest Entity, Qualitative or Quantitative Information, Activities of VIE	Language education
Shijiazhuang Yuhua District Ai Ruisi Education Training School [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Date Involvement Began	1-Feb-19
Variable Interest Entity, Qualitative or Quantitative Information, Place Of Establishment	PRC
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage	0.00%
Variable Interest Entity, Qualitative or Quantitative Information, Activities of VIE	Language education
Shijiazhuang Yuhua District Oriental Red Education Training School [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Date Involvement Began	1-Feb-19
Variable Interest Entity, Qualitative or Quantitative Information, Place Of Establishment	PRC
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage	0.00%
Variable Interest Entity, Qualitative or Quantitative Information, Activities of VIE	Language education
Shijiazhuang Chang'an District Jinshuo Culture Education Training School Co., Ltd [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Date Involvement Began	1-Apr-19
Variable Interest Entity, Qualitative or Quantitative Information, Place Of Establishment	PRC
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage	0.00%
Variable Interest Entity, Qualitative or Quantitative Information, Activities of VIE	Language education
Shijiazhuang Qiaoxi District Deshuo Training School Co Ltd [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Date Involvement Began	27-Aug-20
Variable Interest Entity, Qualitative or Quantitative Information, Place Of Establishment	PRC
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage	0.00%
Variable Interest Entity, Qualitative or Quantitative Information, Activities of VIE	Language education
Shijiazhuang Yuhua District Boshuo Training School Co Ltd [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Date Involvement Began	2-Jan-20
Variable Interest Entity, Qualitative or Quantitative Information, Place Of Establishment	PRC
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage	0.00%
Variable Interest Entity, Qualitative or Quantitative Information, Activities of VIE	Language education
Rise IP Cayman Limited [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Date of establishment Of Subsidiary	24-Jul-13
Place of establishment Of Subsidiary	Cayman Islands
Noncontrolling Interest, Ownership Percentage by Parent	100.00%
Minority Interest Principal Activity	Educational consulting
Edge Franchising Co Limited Edge Franchising [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Date of establishment Of Subsidiary	16-Mar-16
Place of establishment Of Subsidiary	Hong Kong
Noncontrolling Interest, Ownership Percentage by Parent	100.00%
Minority Interest Principal Activity	Educational consulting
Rise Education International Limited [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Date of establishment Of Subsidiary	24-Jun-13
Place of establishment Of Subsidiary	Hong Kong
Noncontrolling Interest, Ownership Percentage by Parent	100.00%
Minority Interest Principal Activity	Educational consulting
Edge Online Co Limited [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Date of establishment Of Subsidiary	1-Apr-18
Place of establishment Of Subsidiary	Hong Kong
Noncontrolling Interest, Ownership Percentage by Parent	100.00%
Minority Interest Principal Activity	Educational consulting
Rise (Tianjin) Education Information Consulting Co., Ltd. [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Date of establishment Of Subsidiary	12-Aug-13
Place of establishment Of Subsidiary	PRC
Noncontrolling Interest, Ownership Percentage by Parent	100.00%
Minority Interest Principal Activity	Educational consulting, Sale of course materials, study tour service